Costs of revenues (Tables)	12 Months Ended
Dec. 31, 2024
Costs of revenues.
Schedule of costs of revenues

	Years ended December 31,
(In thousands)	2022	2023	2024
Bandwidth costs	104,580	112,522	101,632
Revenue-sharing costs	78,636	67,302	26,797
Payment handling charges	6,500	8,494	12,741
Cost of inventories sold	2,228	5,911	4,162
Technical service costs	1,169	868	1,885
Depreciation of servers and other equipment	1,363	740	801
Other costs	5,578	4,812	7,549
Total	200,054	200,649	155,567